Inventories - Summary of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 1,543	$ 1,672
Work-in-process	1,002	552
Finished goods	4,560	4,784
Total inventories	$ 7,105	$ 7,008